Foreign Currency Exchange Risk	12 Months Ended
Mar. 31, 2024
Foreign Currency Exchange Risk [Abstract]
FOREIGN CURRENCY EXCHANGE RISK
18.	FOREIGN CURRENCY EXCHANGE RISK

The Group receives revenue primarily in U.S. dollars. Payments are made in U.S. dollars, Hong Kong dollars, Chinese Renminbi, Euro and Myanmar Kyat. Currency exchange rate fluctuations affect the Group’s operating costs, and also affect the price the Group receives for the products that it sells. Most of the Group’s net sales are to Europe and to the U.S. In order to mitigate the currency exchange rate risks related to changes in the value of the U.S. dollar, the Group has requested its European customers to pay in U.S. dollars, and in fiscal 2024, substantially all of the Group’s European customers did so. In addition, the Group has entered into agreements with certain of its larger European customers that permit the Group’s prices to be adjusted every three months to account for currency fluctuations.

The Group does not utilize any form of financial hedging or option instruments to limit its exposure to exchange rate or material price fluctuations and has no current intentions to engage in such activities in the future.